Scharf Fund
Schedule of Investments
December 31, 2020 (Unaudited)

Shares	COMMON STOCKS - 95.59%	Value
	Aerospace and Defense - 3.96%
41,822	Lockheed Martin Corp.	$14,845,974
	Beverages - 2.83%
95,009	Heineken N.V. (b)	10,587,636
	Biotechnology - 2.65%
63,605	Alexion Pharmaceuticals, Inc. (a)	9,937,645
	Chemicals - 2.63%
425,699	Valvoline, Inc.	9,850,675
	Construction & Engineering - 1.29%
44,230	Jacobs Engineering Group, Inc.	4,819,301
	Diversified Financial Services - 5.84%
94,284	Berkshire Hathaway, Inc. - Class B (a)	21,861,631
	Food Products - 3.10%
176,750	Danone (b)	11,608,146
	Health Care Providers & Services - 15.26%
223,052	Centene Corp. (a)	13,389,811
240,109	CVS Health Corp.	16,399,445
101,741	McKesson Corp.	17,694,795
81,378	Quest Diagnostics, Inc.	9,697,816
		57,181,867
	Insurance - 7.65%
14,600	Markel Corp. (a)	15,086,180
137,475	Progressive Corp.	13,593,528
		28,679,708
	Interactive Media & Services - 3.19%
55,235	Baidu, Inc. - ADR (a)	11,944,016
	Internet & Direct Marketing Retail - 0.45%
757	Booking Holdings, Inc. (a)	1,686,043
	IT Services - 2.31%
105,551	Cognizant Technology Solutions Corp. - Class A	8,649,904
	Machinery - 0.81%
45,165	Otis Worldwide Corp.	3,050,896
	Media - 9.33%
380,375	Comcast Corp. - Class A	19,931,650
94,911	Liberty Broadband Corp. (a)	15,031,055
		34,962,705
	Personal Products - 3.31%
205,355	Unilever plc - ADR	12,395,228
	Pharmaceuticals - 10.61%
89,234	Johnson & Johnson	14,043,647
142,538	Novartis AG - ADR	13,459,864
35,100	Roche Holdings AG (b)	12,251,101
		39,754,612
	Road & Rail - 3.86%
70,832	Kansas City Southern	14,458,936
	Software - 12.45%
136,373	Microsoft Corp.	30,332,083
252,457	Oracle Corp.	16,331,443
		46,663,526
	Specialty Retail - 4.06%
96,671	Advance Auto Parts, Inc.	15,226,649
	TOTAL COMMON STOCKS (Cost $256,281,243)	358,165,098

	PREFERRED STOCK - 4.31%
	Technology Hardware, Storage & Peripherals - 4.31%
238,560	Samsung Electronics Co., Ltd., 1.44% (b)	16,163,137
	TOTAL PREFERRED STOCK (Cost $3,864,938)	16,163,137

	MONEY MARKET FUND - 0.31%
1,149,113	First American Treasury Obligations Fund, Class Z, 0.03% (c)	1,149,113
	TOTAL MONEY MARKET FUND (Cost $1,149,113)	1,149,113

	Total Investments in Securities (Cost $261,295,294) - 100.21%	375,477,348
	Liabilities in Excess of Other Assets - (0.21)%	(769,997)
	TOTAL NET ASSETS - 100.00%	$374,707,351

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign Issuer.
(c)	Rate shown is the 7-day annualized yield as of December 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Fund
Summary of Fair Value Disclosure at December 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020:

Scharf Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$46,906,721	$-	$-	$46,906,721
Consumer Discretionary	16,912,693	-	-	16,912,693
Consumer Staples	34,591,009	-	-	34,591,009
Financials	50,541,339	-	-	50,541,339
Health Care	106,874,124	-	-	106,874,124
Industrials	37,175,106	-	-	37,175,106
Information Technology	55,313,431	-	-	55,313,431
Materials	9,850,675	-	-	9,850,675
Total Common Stocks	358,165,098	-	-	358,165,098
Preferred Stock
Information Technology	16,163,137	-	-	16,163,137
Total Preferred Stock	16,163,137	-	-	16,163,137
Money Market Fund	1,149,113	-	-	1,149,113
Total Investments in Securities	$375,477,348	$-	$-	$375,477,348

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.